STOCKHOLDERS’ EQUITY (DEFICIT)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7: STOCKHOLDERS’ EQUITY (DEFICIT)

Shares Issued for Services

During the nine months ended September 30, 2020, the Company issued 25,625 post-split shares of common stock, at $8.00 to $40.00 per share for $470,000 in exchange for services rendered. During the nine months ended September 30, 2021, the Company issued 22,500 shares of common stock, at $6.65 to $9.73 per share for $173,300 in exchange for services rendered.

Shares issued for interest:

During the nine months ended September 30, 2020, and September 30, 2021, the Company did not issue any shares for interest.

Shares issued for upon conversion of warrants, notes and/or preferred stock:

In the nine months ended September 30, 2020, one holder of our Series E Preferred Stock converted 3,937 shares to 9,843 post-split shares of our common stock and 4,921 warrants at an exercise price of $48.00 per share with an expiration date of January 8, 2025. During the nine months ended September 30, 2021, the single holder of our Series C Preferred Stock converted 1,500 shares to 375,000 shares of our common stock and 375,000 warrants at an exercise price of $48.00 with an expiration date of September 30, 2023.

During the nine months ended September 30, 2020, 77,220, post-split, warrants were converted to common stock, at $8.00 to $28.00 per share. No warrants were converted during the nine months ended September 30, 2021.

During the nine months ended September 30, 2020, one note holder converted $30,695 of their note into 1,919 post-split common shares at a conversion rate of $16 per post-split share and cash payment of $5,000. During the nine months ended September 30, 2021, sixteen of the lender-investors provided us an aggregate of $1,154,500 in convertible debt financing converted their debt into a total of 223,665 shares of common stock at a conversion price at $4.81 to $7.25 per share.

On September 30,2021, a director and principal stockholder converted 1500 shares of Series C Preferred Stock into 375,000 common shares and 375,000 warrants exercisable at $48.00 per share through September 2023.

Stock and Loan Transactions for Cash

On April 8, 2021, the Company sold 16,667 shares of its restricted common stock at $6.00 per share to one investor.

On April 14, 2021, the Company received a short-term $100,000 loan from one investor. The Company issued a $100,000 note and 2,500 restricted shares of common stock as a loan origination fee.

On April 16, 2021, the Company sold 41,667 shares of restricted common stock at $6.00 per share to one investor.

On April 21, 2021, the $100,000 loan from April 14, 2021, was retired out of the proceeds and sale by the Company of 41,667 shares of its common stock at $6.00 per share.

On April 30, 2021, the Company issued a two-month loan to an investor in exchange for $100,000. The principal of the note together with an origination fee and accrued interest thereon totaling $105,000 and 10,000 shares of restricted common stock is due on June 30, 2021.

On May 10, 2021, the Company received a short-term $100,000 loan from one investor. The Company issued a $105,000 note which includes a $5,000 loan origination fee. On September 13, 2021, this Note was exchanged for a short term $110,000 note which includes $10,000 loan origination fee. On September 30, 2021, this loan was converted into 19,744 shares of common stock.

On May 17, 2021, the Company received a short-term $100,000 loan from one investor. The Company issued a $100,000 note and 6,000 restricted common stock as a loan origination fee.

On May 18, 2021, the Company received a short-term $100,000 loan from one investor. The Company issued a $100,000 note and 5,000 restricted common stock as a loan origination fee.

On May 19, 2021, the Company received a short-term $50,000 loan from one investor. The Company issued a $50,000 note and 3,000 restricted common stock as a loan origination fee.

On May 24, 2021, the Company received a short-term $50,000 loan from one investor. The Company issued a $50,000 note and 3,000 restricted common stock as a loan origination fee.

On June 9, 2021, the Company received short-term $400,000 loans from three investors. The Company issued $420,000 notes including $20,000 loan origination fee and 10,000 restricted common stock as a loan origination fees.

On June 18, 2021, the Company received short-term $120,000 loans from two investors. The Company issued $132,000 notes including $12,000 loan origination fees.

On July 8, 2021, the Company received short-term $80,000 loans from two investors. The Company issued $85,000 notes including $5,000 loan origination fee and a 10% rate on one of the notes.

On July 14, 2021, the Company received short-term $75,000 loans from two investors. The Company issued $82,500 notes including $7,500 loan origination fees.

On July 15, 2021, the Company received short-term $150,000 loans from two investors. The Company issued $155,000 notes including $5,000 loan origination fee and 5,000 restricted common stock as a loan origination fee.

On July 29, 2021, the Company received a short term note of $300,000 payable at $2,531.25 for 160 payments.

On August 11, 2021, the Company received short-term $25,000 loan from one investor. The Company issued 1,250 restricted common stock as a loan origination fee.

On August 12, 2021, the Company received short-term $200,000 loans from two investors. The Company issued 10,000 restricted common stock as loan origination fees.

On August 16, 2021, the Company received short-term $50,000 loan form one investor. The note carries a 10% interest rate.

On August 25, 2021, the Company received short-term $43,000 loans from two investors. The Company issued 2,150 restricted common stock as loan origination fees.

On September 2, 2021, the Company received short-term $25,000 loan from one investor. The note carries a 10% interest rate.

On September 7, 2021, the Company received short-term $50,000 loan from one investor. The Company issued $55,000 note including $5,000 loan origination fee.

On September 10, 2021, the Company received short-term $25,000 loan from one investor. The note carries a 10% interest rate.

On September 15, 2021, the Company received short-term $50,000 loan from one investor. The Company issued $55,000 note including $5,000 loan origination fee.

On September 16, 2021, the Company received short-term $50,000 loan from one investor. The Company issued $55,000 note including $5,000 loan origination fee.

On September 30, 2021, Dr. Salkind, Chairman of the Board and principal stockholder, converted his 1500 shares of Series C Preferred Stock into 375,000 common shares and warrants to purchase 375,000 common shares exercisable at $48.00 per share through September 2023.

Consulting Agreements

On May 28, 2021, the Company entered into a consulting agreement with Sterling Asset Management to provide business advisory services. The company will provide assistance and recommendations to help build strategic partnerships, to provide the Company with advice regarding revenue opportunities, mergers and acquisitions. The six- month engagement commenced on May 28, 2021. The consultant receives 2,500 restricted common shares each month of the agreement and $75,000 cash payments.